UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September  30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	November 9, 2006





Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:	8
Form 13F Information Table Value Total:   $538,791


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

FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
ATP OIL & GAS		        COM	  	00208J108    57640    1,560,362    SOLE   1,560,362
CARRIZO OIL & GAS INC           COM       144577103    44572    1,728,300    SOLE   1,728,300
COMPTON PETE CORP.		  COM		204940100	216996   21,743,096    SOLE  21,743,096
GMX RES INC                     COM       38011M108    37902    1,207,464    SOLE   1,207,464
STORM CAT ENERGY CORP           COM       862168101     5527    3,329,600    SOLE   3,329,600
TALISMAN ENERGY INC             COM       87425E103    73630    4,495,156    SOLE   4,495,156
TESCO CORP                      COM       88157K101    96222    6,203,850    SOLE   6,203,850
ULTRA PETROLEUM CORP		  COM       903914109	  6302	131,000    SOLE     131,000
